Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2016
Long-term Debt
Schedule of long-term debt

	December 31,
	2016	2015
First Lien Term A Loan(a)	$246,694	$—
First Lien Term B Loan(b)	544,345	—
Revolver(c)	—	—
Initial First Lien Term Loan(d)	—	792,167
Initial Second Lien Credit Facility(e)	—	262,878
Initial First Lien Revolver(f)	—	—
Total debt	791,039	1,055,045
Less: debt issuance costs	10,837	20,975
Less: current portion	18,000	21,099
Total long-term debt	$762,202	$1,012,971
(a)

The First Lien Term A  Loan matures on September 28, 2021 and requires quarterly principal payments of $3,125 for the fourth quarter of 2016, $3,125 per quarter in 2017 and 2018, $4,688 per quarter in 2019, $6,250 per quarter in 2020 and $9,375 per quarter for the first two quarters of 2021. The remainder of the outstanding First Lien Term A  Loan borrowings are due on September 28, 2021. Any mandatory or voluntary prepayment will be applied against the remaining scheduled installments of principal payments in direct order of maturity, unless other direction of application is provided by us. Based on our periodic election, borrowings under the First Lien Term A  Loan bear interest at either (a) the ABR plus, based on our Secured Leverage Ratio (as defined in the Restated Credit Agreement), 1.25% - 2.00% for ABR loans or (b) LIBOR plus, based on our Secured Leverage Ratio, 2.25% to 3.00% for LIBOR loans. The ABR is equal to the highest of (i) the New York Federal Reserve Bank rate in effect on such date plus 0.50%, (ii) the LIBOR plus 1.00% and (iii) the prime commercial lending rate of the administrative agent as in effect on the relevant day. The interest period applicable to any LIBOR borrowing is one,  two,  three or six months, at the election of the borrower. Interest on LIBOR loans is payable the last day of the applicable interest period and, in the case of an interest period of more than three months’ duration, each day on which interest would have been payable had successive interest periods of three months’s duration been applicable to such borrowing. The interest rate in effect was 3.75% at December 31, 2016.

(b)

The First Lien Term B  Loan matures on September 28, 2023 and requires quarterly principal payments of $1,375 with all remaining borrowings due on September 28, 2023. Based on our periodic election, borrowings under the First Lien Term B  Loan bear interest at either (a) the ABR plus 1.75% for ABR loans or (b) LIBOR plus 2.75% for LIBOR loans. The ABR is equal to the highest of (i) the New York Federal Reserve Bank rate in effect on such date plus 0.50%, (ii) LIBOR plus 1.00%, (iii) the prime commercial lending rate of the administrative agent as in effect on the relevant day and (iv) 1.75%. LIBOR is equal to the higher of (a) the published LIBOR or (b) 0.75%. If our corporate credit rating from Moody’s Investor Service, Inc. is Ba3 or better and our corporate family rating from Standard & Poor’s Financial Services, LLC is BB- or better, the margin will be reduced by 0.25% per annum for as long as such ratings are maintained. The interest period applicable to any LIBOR borrowing is one,  two,  three or six months, at the election of the borrower. Interest on LIBOR loans is payable the last day of the applicable interest period and, in the case of an interest period of more than three months’ duration, each day on which interest would have been payable had successive interest periods of three months’s duration been applicable to such borrowing. The interest rate in effect was 3.75% at December 31, 2016.

(c)

The Revolver expires on September 28, 2021. Interest for any borrowings under the Revolver is payable over one,  two,  three or six months at our election. A commitment fee is payable quarterly based on the unused portion of the Revolver commitment which ranges from 0.30% to 0.50% per annum based on certain financial tests. Based on our periodic election, borrowings under the Revolver bear interest at either (a) ABR plus, based on our Secured Leverage Ratio, 1.25% - 2.00% for ABR loans or (b) LIBOR plus, based on our Secured Leverage Ratio, 2.25% to 3.00% for LIBOR loans. The ABR is equal to the highest of (i) the New York Federal Reserve Bank rate in effect on such date plus 0.50%, (ii) LIBOR plus 1.00% and (iii) the prime commercial lending rate of the administrative agent as in effect on the relevant day. There were no borrowings outstanding under the Revolver as of December 31, 2016. The interest rate in effect was 3.75% at December 31, 2016.

(d)

The Initial First Lien Term Loan, as amended, expired May 2021 and required quarterly principal payments of $2,025. The quarterly principal payment could be reduced by any amounts of mandatory prepayment. Any mandatory prepayment would be applied against the remaining scheduled installments of principal payments in direct order of maturity, unless other direction of application was provided by us. Interest on the Initial First Lien Term Loan was payable over periods of one,  two,  three or six months at the election of the borrower. Based on our periodic election, borrowings under the Initial First Lien Term Loan bore interest at either (a) ABR plus 2.50% for ABR Loans, or (b) LIBOR plus 3.50% for LIBOR Loans. The ABR was equal to the higher of (a) the Federal Funds Effective Rate plus 0.50%; (b) the published one month LIBOR plus 1.00%; (c) the Prime Rate; or (d) 2.00%. The LIBOR was equal to the higher of (a) LIBOR or (b) 1.00%. The interest rate in effect was 4.50% at December 31, 2015. Following the IPO, borrowings under the Initial First Lien Term Loan bore interest at either (a) ABR plus 2.25%, or (b) LIBOR plus 3.25%.

(e)

The Initial Second Lien Credit Facility expired May 2022 with the total principal balance due at maturity. Interest on the Initial Second Lien Credit Facility was payable over periods of one,  two,  three, or six months at the election of the borrower. Based on our periodic election, borrowings under the Initial Second Lien Credit Facility bore interest at either (a) ABR plus 6.00% for ABR Loans or (b) LIBOR plus 7.00% for LIBOR Loans. The ABR was equal to the higher of (a) the Federal Funds Effective Rate plus 0.50% (b) the published one month LIBOR plus 1.00%; (c) the Prime Rate; or (d) 2.00%. The LIBOR was equal to the higher of (a) LIBOR or (b) 1.00%. The interest rate in effect was 8.00% at December 31, 2015. Following the IPO, borrowings under the Initial Second Lien Credit Facility bore interest at either (a) ABR plus 5.75% for ABR Loans, or (b) LIBOR plus 6.75% for LIBOR Loans.

(f)

The Initial First Lien Revolver expired May 2019 with interest payable over periods of one,  two,  three or six months at the election of the borrower. A commitment fee was payable quarterly based on the daily unused portion of the Initial First Lien Revolver balance which ranged from an annual rate of 0.375% to 0.50% based on certain financial tests. The commitment fee was 0.375% at December 31, 2015. Based on our periodic election, borrowings under the Initial First Lien Revolver bore interest at either (a) ABR plus 1.75% to 2.25% for ABR Loans based on certain financial tests or (b) LIBOR plus 2.75% to 3.25% for LIBOR Loans based on certain financial tests. The ABR was equal to the higher of (a) the Federal Funds Effective Rate plus 0.50%; (b) the published one month LIBOR plus 1.00%; or (c) the Prime Rate. The LIBOR was equal to the higher of (a) the LIBOR or (b) 1.00%. The interest rate in effect was 4.00% at December 31, 2015. At December 31, 2015 we had $3,526 letters of credit outstanding which reduce the amount available for borrowing. There were no borrowings outstanding under the Initial First Lien Revolver as of December 31, 2015.

Schedule of expected aggregate maturities of long term debt

December 31,
2016
2017	$18,000
2018	18,000
2019	24,250
2020	30,500
2021	183,625
Thereafter	521,125
Total	$795,500